Financial assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 631,846	R$ 585,923
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade receivables	631,846	585,923
Dividends receivable	1,628	1,668
Total	633,474	58,759
Current	597,526	548,106
Non-current	R$ 35,948	R$ 39,485